EATON VANCE VARIABLE TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Variable Trust (the “Registrant”) (1933 Act File No. 333-44010) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2024 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 52 (“Amendment No. 52”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 52 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-24-000376) on April 25, 2024.

Eaton Vance VT Floating-Rate Income Fund

EATON VANCE VARIABLE TRUST

By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo, Esq.
Secretary

Date: May 2, 2024